Commitments and Contingencies (Details Narrative) - USD ($)				3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 14, 2020	Feb. 12, 2020	Jul. 15, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jan. 02, 2019
Operating lease, liability				$ 326,482		$ 326,482		$ 754,427
Right of use assets - operating leases, net				578,280		578,280		732,100
Operating cash outflows relating to operating lease liabilities				81,105		164,091
Operating lease expense				$ 75,997		$ 153,818
Operating lease, weighted average remaining lease term				3 years 8 months 12 days		3 years 8 months 12 days
Operating lease, weighted average discount rate, percent				4.50%		4.50%
Operating leases, rent expense				$ 122,943	$ 138,070	$ 269,709	$ 282,503	451,711	343,253
Rental income				$ 25,703	$ 25,703	$ 51,407	$ 51,407	$ 102,815	$ 102,815
Legal settlement amount			$ 1,100
Oceanside Traders, LLC [Member]
Legal settlement amount	$ 443,383
Settlement costs	284,249
Oceanside Traders, LLC [Member] | Plaintiff for Goods Sold [Member]
Legal settlement amount	141,007
Oceanside Traders, LLC [Member] | Overpayments [Member]
Legal settlement amount	138,180
Oceanside Traders, LLC [Member] | Lost Profits [Member]
Legal settlement amount	$ 279,187
Rosenberg Fortuna & Laitman LLP [Member]
Legal settlement amount		$ 50,000
Settlement costs		$ 50,000